Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Changes In Provision Balance (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Changes In Provisions [Abstract]
Balance at beginning of year	$ 170	$ 268
Additional provisions/increase in provisions	375	153
Provisions utilized	(250)	(172)
Amounts reversed	(11)	(75)
Exchange differences and other movements		(4)
Balance at end of year	$ 284	$ 170